CASH AND BANKS (Details) € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 ARS ($)
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 5,023,797			$ 2,069,630			$ 2,006,225
In Pesos
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 1,793,728			$ 2,059,103
In Dollars
Disclosure of cash and cash equivalents [line items]
Cash and banks		$ 3,220,510			$ 4,600
In Euros
Disclosure of cash and cash equivalents [line items]
Cash and banks | €			€ 9,559			€ 5,927